Consolidated Statements of Financial Position - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019
Current assets
Cash and cash equivalents	$ 497,222	$ 550,797
Marketable securities		20,199
Accounts receivable	55,796	25,488
Prepaids and other current assets	42,983	23,391
Inventory	264,321	91,529
Biological assets	28,341	18,725
Promissory notes receivable		39,200
Current portion of convertible notes receivable	14,626	11,500
Current assets	903,289	780,829
Non-current assets [abstract]
Capital assets	587,163	503,898
Intangible assets	363,037	392,056
Convertible notes receivable		20,730
Interest in equity investees		9,311
Long-term investments	27,016	64,922
Goodwill	617,934	669,846
Assets	2,498,439	2,441,592
Current liabilities
Bank indebtedness	537
Accounts payable and accrued liabilities	152,750	105,813
Income taxes payable	6,410	2,722
Deferred revenue	902	23,678
Current portion of lease liabilities	1,315
Current portion of long-term debt	8,467	6,332
Current liabilities	170,381	138,545
Long-term liabilities
Lease liabilities	5,828
Long-term debt	129,637	60,895
Convertible debentures	270,783	421,366
Deferred tax liability	83,468	87,633
Liabilities	660,097	708,439
Shareholders' equity
Share capital	1,846,938	1,655,273
Warrants	360	1,336
Share-based payment reserve	27,721	36,151
Accumulated other comprehensive loss	(1,269)	(119)
Retained earnings (deficit)	(61,215)	12,103
Equity attributable to owners of parent	1,812,535	1,704,744
Non-controlling interests	25,807	28,409
Equity	1,838,342	1,733,153
Equity and liabilities	$ 2,498,439	$ 2,441,592